Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity File Number	001-38483
Entity Registrant Name	BAYCOM CORP
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	37-1849111
Entity Address, Address Line One	500 Ygnacio Valley Road
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	925
Local Phone Number	476-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001730984
Amendment Flag	false